Other Financial Assets At Fair Value Through Profit Or Loss (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Other Financial Assets at Fair Value Through Profit or Loss

	30 June 2019 £m		31 December 2018 £m
Loans and advances to customers:
Loans to housing associations	13		13
Other loans	520		496

	533		509
Debt securities	662		3,263
Equity securities	126		93
Reverse repurchase agreements – non trading	—		2,272

	1,321	(1)	6,137	(1)

(1)	Comprised of £463m (2018: £1,521m) of financial assets designated at FVTPL and £858m (2018: £4,616m) of financial assets mandatorily at FVTPL.